Financing Receivables and Allowance for Losses on Financing Receivables (Financing Receivables by Portfolio) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 11,903	$ 12,052
US
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable net percent	49.00%
Non US
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable net percent	51.00%
Industrial Finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for losses	$ 31
Financing receivables, net	13,520
Energy Financial Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for losses	17
Financing receivables, net	2,591
GECAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for losses	28
Financing receivables, net	7,099
GE Capital
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net of deferred income	23,794	25,084
Allowance for losses	(79)	(81)	$ (94)	$ (93)
Financing receivables, net	$ 23,715	$ 25,003